SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Advertising costs
Advertising costs charged to expense	$ 301,000	$ 620,000	$ 116,000
Employee social security and welfare benefit plans
Obligation for post retirement or other welfare benefits beyond the annual contributions	0
Welfare benefits expenses	3,700,000	4,910,000	3,145,000
Segment reporting
Number of principal business segments	2	2	2
Numerator:
(Loss)/income from continuing operations attributable to Vimicro International Corporation	1,383,000	(13,264,000)	(102,000)
Loss from discontinued operations attributable to Vimicro International Corporation	(2,002,000)	(14,936,000)	(18,542,000)
Loss attributed to Vimicro International Corporation	$ (619,000)	$ (28,200,000)	$ (18,644,000)
Denominator (in number of shares):
Weighted-average ordinary shares outstanding - basic	123,253,931	145,123,889	147,815,985
Dilutive effect of stock options and restricted shares (in shares)	4,370,516
Weighted-average number of ordinary shares outstanding-diluted	127,624,447	145,123,889	147,815,985
(Loss)/income per share - basic
Continuing operations (in dollars per share)	$ 0.01	$ (0.09)	$ 0.00
Discontinued operations (in dollars per share)	$ (0.02)	$ (0.10)	$ (0.13)
Total loss per share - basic (in dollars per share)	$ (0.01)	$ (0.19)	$ (0.13)
(Loss)/income per share - diluted
Continuing operations (in dollars per share)	$ 0.01	$ (0.09)	$ 0.00
Discontinued operations (in dollars per share)	$ (0.02)	$ (0.10)	$ (0.13)
Total loss per share - diluted (in dollars per share)	$ (0.01)	$ (0.19)	$ (0.13)
Anti-dilutive shares
Share options and non-vested restricted shares outstanding	24,544,023
Maximum
Product Warranty
Period of warranties	3 years
Revenue recognition
Credit term of distributors	90 days
Minimum
Product Warranty
Period of warranties	1 year
Revenue recognition
Credit term of distributors	30 days